Inventories (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventories

	September 30, 2022	March 31, 2022
Raw materials	$5,428,373	$7,920,190
Work in progress	414,356	1,016,916
Finished goods	9,708,583	7,974,690
Supplies and spare parts	257,124	147,610

	$15,808,436	$17,059,406

	March 31, 2022	March 31, 2021
Raw materials	$7,920,190	$6,917,716
Work in progress	1,016,916	5,912,935
Finished goods	7,974,690	3,455,365
Supplies and spare parts	147,610	1,031,407

	$17,059,406	$17,317,423